Other revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Other Revenues (CHF Million)
Non-controlling interests without significant economic interest	584	323	143	907	160
Loans held-for-sale	17	18	(1)	35	(72)
Long-lived assets held-for-sale	65	(1)	(69)	64	(92)
Equity method investments	52	6	55	58	121
Other investments	91	249	(142)	340	(86)
Other	127	126	137	253	299
Other revenues	936	721	123	1,657	330
QoQ Percent Change
Other revenues, % Change
Noncontrolling interests without significant economic interest, % Change (as a percent)	81.00%
Loans held-for-sale, % Change (as a percent)	(6.00%)
Other investments, % Change (as a percent)	(63.00%)
Other, % Change (as a percent)	1.00%
Other revenues, % Change (as a percent)	30.00%
YoY Percent Change
Other revenues, % Change
Noncontrolling interests without significant economic interest, % Change (as a percent)	308.00%			467.00%
Equity method investments, % Change (as a percent)	(5.00%)			(52.00%)
Other, % Change (as a percent)	(7.00%)			(15.00%)
Other revenues, % Change (as a percent)				402.00%